Business Combinations (Details Textual) $ / shares in Units, € in Thousands, $ in Thousands	1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Jun. 28, 2013 USD ($) $ / shares shares	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 EUR (€)
Business Acquisition, Share Price | $ / shares		$ 30.62
Revenue, Net, Total					$ 130,569		$ 164,032	$ 155,626
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Total					(149,618)		(185,410)	$ (98,774)
Finite-lived Intangible Assets Acquired					$ 3,024
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life					5 years	5 years
Land and Building [Member]
Finite-Lived Intangible Asset, Useful Life					15 years	15 years
Minimum [Member]
Finite-Lived Intangible Asset, Useful Life					5 years	5 years
Maximum [Member]
Finite-Lived Intangible Asset, Useful Life					20 years	20 years
BAF Technologies Inc [Member]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares		718,485
Business Acquisition, Share Price | $ / shares		$ 33.53
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned		$ 24,091
Business Combination Consideration Payable		5,000
Business Combination Consideration Payable In Excess		$ 2,322
Business Combination, Acquisition Related Costs							$ 493
Business Acquisitions Purchase Price Allocation Current Assets Cash And Cash Equivalents	$ 1,178				$ 1,178
Finite-Lived Intangible Asset, Useful Life							8 years
Revenue, Net, Total				$ 17,097	0		$ 7,249
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Total				$ 3,512	0		(4,038)
Business Acquisition, Date of Acquisition Agreement		Jun. 28, 2013
Goodwill, Acquired During Period					$ 18,542
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life					7 years	7 years
BAF Technologies Inc [Member] | Deferred Income Tax Charge [Member]
Business Combination, Consideration Transferred, Other					$ 296
BAF Technologies Inc [Member] | Inventory Valuation and Obsolescence [Member]
Business Combination, Consideration Transferred, Other					$ 5,792
BAF Technologies Inc [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life					3 years	3 years
BAF Technologies Inc [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life					10 years	10 years
Clean Energy [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares		97,975
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned		$ 3,285
Payments to Acquire Interest in Subsidiaries and Affiliates, Total			$ 5,000
Fair Value Of Products And Services		$ 2,678
Prins Autogassystemen Holding B.V. [Member]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%				100.00%				100.00%
Business Combination, Acquisition Related Costs					$ 342
Business Acquisitions Purchase Price Allocation Current Assets Cash And Cash Equivalents	$ 61				$ 61
Finite-Lived Intangible Asset, Useful Life					5 years	5 years
Payments to Acquire Businesses, Gross					$ 15,017	€ 12,200
Revenue, Net, Total	1,196				30,993		30,885
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Total	(301)				91		$ 9,164
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net	3,112				$ 3,112				€ 2,500
Business Acquisition, Date of Acquisition Agreement					Dec. 02, 2014	Dec. 02, 2014
Goodwill, Acquired During Period					$ 3,221
Business Combinations, Purchase Price Allocation, Notes Payable and Long-term Debt	$ (11,905)				(11,905)				€ 9,700
Prins Autogassystemen Holding B.V. [Member] | Land and Building [Member]
Business Combination, Consideration Transferred, Other					3,824
Prins Autogassystemen Holding B.V. [Member] | Inventory Valuation and Obsolescence [Member]
Business Combination, Consideration Transferred, Other					$ 4,975
Stock Purchase Agreement [Member] | BAF Technologies Inc [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares		816,460